AMOUNTS COMMITTED ON ASSETS’ ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Sensitivity Analysis on Contingent Consideration
Reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects on the fair value of continent consideration:

	Intangible assets
	Increase	Decrease
Contingent consideration
June 30, 2024
Expected cash flows (10% movement)	700	(600)